Segment reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Summary of Information by Segment

Summary information by operating segment is as follows:

December 31, 2010	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	120,131,600	3,394,585	204,603,672	82,376	110,579,729	-	-	-	438,791,962
Real estate lease income	97,014	15,240	62,055	6,582	-	-	-	-	180,891
Other revenue	211,691	76,809	115,960	2,761	56,482	-	-	10,535,289	10,998,992

Total revenue	120,440,305	3,486,634	204,781,687	91,719	110,636,211	-	-	10,535,289	449,971,845
Cost of real estate sales	(79,671,781)	(3,260,993)	(150,325,460)	(5,212)	(92,365,779)	-	-	(77,531)	(325,706,756)
Cost of real estate lease income	(702,556)	(110,365)	(449,385)	(47,666)	-	-	-	-	(1,309,972)
Other costs	469,975	(490)	(333,632)	(2,122)	(26,997)	-	-	(7,542,562)	(7,435,828)

Total cost of revenue	(79,904,362)	(3,371,848)	(151,108,477)	(55,000)	(92,392,776)	-	-	(7,620,093)	(334,452,556)
Gross profit	40,535,943	114,786	53,673,210	36,719	18,243,435	-	-	2,915,196	115,519,289
Operating expenses	(15,651,485)	(1,132,792)	(7,037,123)	(411,485)	(3,340,810)	(80,349)	-	(5,278,541)	(32,932,585)

Operating income/(loss)	24,884,458	(1,018,006)	46,636,087	(374,766)	14,902,625	(80,349)	-	(2,363,345)	82,586,704
Interest income	1,134,581	132,697	479,665	2,918	159,318	66,830	-	242,147	2,218,156
Other income	2,352,607	-	-	-	-	-	-	28,430	2,381,037
Exchange gains	201,592	-	-	-	-	-	-	-	201,592
Change in fair value of warrant liability	-	-	-	-	-	-	-	841,560	841,560
Share of income in an entity investee	226,579	-	-	-	-	-	-	-	226,579
Income/(loss) before income taxes	28,799,817	(885,309)	47,115,752	(371,848)	15,061,943	(13,519)	-	(1,251,208)	88,455,628
Income tax expense	(11,158,923)	(1,552,197)	(19,085,355)	(699,910)	(4,314,291)	(35)	-	(522,663)	(37,333,374)

Net income/(loss)	17,640,894	(2,437,506)	28,030,397	(1,071,758)	10,747,652	(13,554)	-	(1,773,871)	51,122,254

Depreciation and amortization	1,034,452	178,127	1,018,937	70,546	221,059	34,053	-	180,549	2,737,723
Capital expenditure	-	287,779	365,612	-	-	238,968	-	88,835	981,194
Real estate property development completed	288,795	31,233	824,423	325,790	-	-	-	-	1,470,241
Real estate property under development (current)	263,594,606	205,680,349	168,662,723	-	72,647,638	-	-	-	710,585,316
Real estate property held for lease	8,504,572	1,983,736	8,461,811	925,852	-	-	-	-	19,875,971
Total long-lived assets	11,777,816	2,548,914	11,003,344	939,610	256,865	204,915	-	2,188,836	28,920,300
Total assets	464,403,931	172,819,504	267,307,884	10,688,870	153,472,671	13,264,423	-	22,008,043	1,103,965,326

December 31, 2011	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	266,055,131	60,790,709	227,448,951	330,902	118,755,900	-	-	-	673,381,593
Real estate lease income	2,607,441	181,042	45,597	-	-	-	-	-	2,834,080
Other revenue	342,865	4,063	128,181	850	33,607	-	-	10,782,957	11,292,523

Total revenue	269,005,437	60,975,814	227,622,729	331,752	118,789,507	-	-	10,782,957	687,508,196
Cost of real estate sales	(171,351,063)	(48,476,077)	(168,148,014)	(62,957)	(89,102,687)	-	-	-	(477,140,798)
Cost of real estate lease income	(492,447)	(118,519)	(470,876)	(49,945)	-	-	-	-	(1,131,787)
Other costs	(40,865)	-	(120,300)	(8,809)	(26,455)	-	-	(9,307,785)	(9,504,214)

Total cost of revenue	(171,884,375)	(48,594,596)	(168,739,190)	(121,711)	(89,129,142)	-		(9,307,785)	(487,776,799)
Gross profit	97,121,062	12,381,218	58,883,539	210,041	29,660,365	-	-	1,475,172	199,731,397
Operating expenses	(21,784,890)	(3,279,303)	(7,927,609)	(76,597)	(3,387,604)	(1,529,271)	-	(5,454,150)	(43,439,424)

Operating income/(loss)	75,336,172	9,101,915	50,955,930	133,444	26,272,761	(1,529,271)		(3,978,978)	156,291,973
Interest income	4,216,641	326,579	381,103	246	202,459	96,920	-	69,972	5,293,920
Exchange gains	56,725	-	-	-	-	-	-	-	56,725

Income/(loss) before income taxes	79,609,538	9,428,494	51,337,033	133,690	26,475,220	(1,432,351)	-	(3,909,006)	161,642,618
Income tax expense	(33,322,951)	(2,346,751)	(15,947,960)	(67,007)	(6,530,367)	(823)	-	(421,630)	(58,637,489)

Net income/(loss)	46,286,587	7,081,743	35,389,073	66,683	19,944,853	(1,433,174)	-	(4,330,636)	103,005,129

Depreciation and amortization	1,510,923	182,878	631,267	59,167	64,740	42,334		9,523	2,500,832
Capital expenditure	118,024	35,020	25,792	232	9,914	796,041	-	179,063	1,164,086
Real estate property development completed	5,040,848	665,899	777,695	290,699	-	-	-	-	6,775,141
Real estate property under development (current)	310,705,133	197,255,151	220,478,957	-	33,432,150	-	-	-	761,871,391
Real estate property held for lease	7,830,238	1,348,478	8,425,868	921,920	-	-	-	-	18,526,504
Total long-lived assets	10,995,939	2,571,597	8,774,859	923,748	190,311	893,349	-	1,613,592	25,963,395
Total assets	685,397,504	202,903,110	304,969,620	10,241,454	145,895,377	12,963,386	-	28,243,175	1,390,613,626

December 31, 2012	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	409,866,785	139,120,620	255,431,799	52,228	85,372,969	-	8,204,121	-	898,048,522
Real estate lease income	1,776,271	118,666	12,990	-	-	-	-	1,345,841	3,253,768
Other revenue	835,807	123,393	150,424	-	459,455	-	-	11,927,183	13,496,262

Total revenue	412,478,863	139,362,679	255,595,213	52,228	85,832,424	-	8,204,121	13,273,024	914,798,552
Cost of real estate sales	(255,731,299)	(112,010,770)	(176,713,055)	-	(61,137,449)	-	(6,158,800)	181,210	(611,570,163)
Cost of real estate lease income	(772,434)	(104,900)	(614,454)	(51,124)	-	-	-	-	(1,542,912)
Other costs	(5,209,999)	(9,713)	(4,670,571)	(44)	(46,410)	-	(475,005)	(11,238,453)	(21,650,195)

Total cost of revenue	(261,713,732)	(112,125,383)	(181,998,080)	(51,168)	(61,183,859)	-	(6,633,805)	(11,057,243)	(634,763,270)
Gross profit	150,765,131	27,237,296	73,597,133	1,060	24,648,565	-	1,570,316	2,215,781	280,035,282
Operating expenses	(25,485,569)	(4,401,606)	(10,056,381)	(10,856)	(2,537,960)	(2,133,432)	(852,184)	(11,293,434)	(56,771,422)

Operating income/(loss)	125,279,562	22,835,690	63,540,752	(9,796)	22,110,605	(2,133,432)	718,132	(9,077,653)	223,263,860
Interest income	7,435,582	589,441	369,546	373	156,911	418,608	3,643	44,522	9,018,626

Income/(loss) before income taxes	132,715,144	23,425,131	63,910,298	(9,423)	22,267,516	(1,714,824)	721,775	(9,033,131)	232,282,486
Income tax expense	(38,363,911)	(5,566,143)	(22,921,285)	(57,467)	(5,349,292)	(133,390)	(257,547)	(1,525,592)	(74,174,627)

Net income/(loss)	94,351,233	17,858,988	40,989,013	(66,890)	16,918,224	(1,848,214)	464,228	(10,558,723)	158,107,859

Depreciation and amortization	912,925	125,461	719,846	52,009	43,883	202,340	-	456,804	2,513,268
Capital expenditure	293,152	15,492	6,942	-	1,267	1,803	-	56,600	375,256
Real estate property held for sale	-	-	-	-	-	-	11,191,200	-	11,191,200
Real estate property development completed	164,777	972,064	587,535	278,549	1,155,433	-	-	-	3,158,358
Real estate property under development (current)	200,523,505	162,469,632	131,597,689	-	2,044,599	170,596,964	55,587,073	-	722,819,462
Real estate property held for lease	7,559,206	1,706,272	12,351,171	872,834	-	-	-	714,343	23,203,826
Total long-lived assets	20,685,992	1,877,073	12,645,923	873,314	127,070	1,012,336	-	2,816,194	40,037,902
Total assets	738,660,051	272,876,033	306,297,716	9,831,898	114,816,678	23,168,302	30,147,475	70,582,453	1,566,380,606